Short-Term Loan (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 26, 2021	Aug. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Feb. 18, 2020
Short-Term Loan [Abstract]
Unsecured loan amount					$ 100,000
Interest rate		1.50%
Interest loan	$ 102,272
Accrued interest expense			$ 0	$ 0